Segment Information (Adjusted Depreciation and Amortization) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization		$ 159.0	$ 63.1	$ 13.1
Adjusted depreciation and amortization	[1]	39.3	22.8	11.9
Purchase accounting and related adjustments | Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization		$ (119.7)	$ (40.3)	$ (1.2)

[1]	Adjusted depreciation and amortization represents depreciation and amortization as presented on our consolidated statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in the acquisition of Starz and Pilgrim Media Group which are included in the purchase accounting and related adjustments line item above, as shown in the table below: Year Ended March 31, 2018 2017 2016 (Amounts in millions)Depreciation and amortization$159.0 $63.1 $13.1Less: Amount included in purchase accounting and related adjustments(119.7) (40.3) (1.2)Adjusted depreciation and amortization$39.3 $22.8 $11.9